Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 18, 2017
Registrant Name	GraniteShares ETF Trust
Central Index Key	0001689873
Amendment Flag	false
Trading Symbol	HIPS
Document Creation Date	Dec. 18, 2017
Document Effective Date	Dec. 18, 2017
Prospectus Date	Dec. 18, 2017